Amplify International Online Retail ETF
Schedule of Investments
January 31, 2021 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 100.0%
Marketplace - 39.2%
Alibaba Group Holding Ltd. - ADR (a)	1,710	$434,049
B2W Cia Digital (a)	34,200	508,138
Baozun, Inc. - ADR (a) (b)	11,172	457,940
Dada Nexus Ltd. - ADR (a)	9,766	403,727
Delivery Hero SE (a) (c)	2,584	393,984
Demae-Can Co. Ltd. (a)	13,300	342,996
Fiverr International Ltd. (a)	2,090	431,606
Jumia Technologies AG - ADR (a)	13,224	761,041
Just Eat Takeaway.com NV (a) (c)	3,762	432,275
KE Holdings, Inc. - ADR (a)	6,308	372,803
Kogan.com Ltd.	29,697	409,901
MercadoLibre, Inc. (a)	285	507,160
Mercari, Inc. (a)	9,500	457,329
Ozon Holdings PLC - ADR (a)	10,013	484,029
Pinduoduo, Inc. - ADR (a)	2,204	365,225
Prosus NV	4,009	466,696
Rakuten, Inc. (a)	45,600	448,182
Sea Ltd. - ADR (a)	2,242	485,864
Shopify, Inc. - Class A (a)	399	438,337
Syuppin Co. Ltd.	20,900	184,855
Tencent Holdings Ltd.	5,700	500,983
Uxin Ltd. - ADR (a) (b)	420,128	462,141
Yixin Group Ltd. (a) (c)	380,000	125,950
		9,875,211
Traditional Retail - 50.1%
AO World PLC (a)	75,468	323,332
ASKUL Corp.	11,400	402,884
ASOS PLC (a)	6,308	387,542
BHG Group AB (a)	19,494	366,922
boohoo Group PLC (a)	88,464	411,689
Boozt AB (a) (c)	19,893	397,834
China Literature Ltd. (a) (c)	49,400	471,456
Cimpress PLC (a)	4,522	413,265
Dustin Group AB (c)	25,213	240,310
Farfetch Ltd. - Class A (a)	7,258	444,480
HelloFresh SE (a)	5,339	452,749
Home24 SE (a)	7,410	191,122
iQIYI, Inc. - ADR (a)	20,976	458,326
Istyle, Inc. (a)	119,700	472,192
JD.com, Inc. - ADR (a)	4,427	392,631
Kitanotatsujin Corp. (b)	98,800	538,849
LightInTheBox Holding Co. Ltd. - ADR (a)	64,524	176,150
MOGU, Inc. - ADR (a)	70,224	161,515
MonotaRO Co. Ltd.	9,500	476,384
N Brown Group PLC	238,298	202,882
Ocado Group PLC (a)	13,509	515,146
Oisix ra daichi, Inc. (a)	13,300	398,257
PChome Online, Inc.	133,000	410,838
Shop Apotheke Europe NV (a) (c)	2,356	551,282
So-Young International, Inc. - ADR (a)	34,675	404,657
SRP Groupe SA (a) (c)	61,408	202,925
Vipshop Holdings Ltd. - ADR (a)	13,642	374,064
YES24 Co. Ltd.	31,160	362,131
Yunji, Inc. - ADR (a)	189,677	438,154
Zalando SE (a) (c)	3,705	426,356
Zero to Seven, Inc. (a)	25,384	191,753
zooplus AG (a)	2,109	489,387
ZOZO, Inc.	17,100	479,051
		12,626,515
Travel - 10.7%
Airtrip Corp.	36,100	479,977
Despegar.com Corp. (a)	16,511	167,421
MakeMyTrip Ltd. (a)	15,219	434,198
On the Beach Group PLC (a) (c)	40,356	182,598
Open Door, Inc. (a)	15,200	254,362
Trip.com Group Ltd. - ADR (a)	11,609	369,514
Trivago NV - ADR (a)	91,428	230,399
Tuniu Corp. - ADR (a)	83,334	154,168
Webjet Ltd. (b)	112,271	411,748
		2,684,385
Total Common Stocks (Cost $22,003,018)		25,186,111

MONEY MARKET FUNDS - 0.7%
STIT-Government & Agency Portfolio - Institutional Class - 0.03% (d)	172,208	172,208
Total Money Market Funds (Cost $172,208)		172,208

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.9%
First American Government Obligations Fund - Class X - 0.04% (d)	981,249	981,249
Total Investments Purchased with Proceeds from Securities Lending (Cost $981,249)		981,249
Total Investments - 104.6%
(Cost $23,156,475)		$26,339,568

Percentages are based on Net Assets of $25,171,195.
ADR -	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan as of January 31, 2021. Total value of securities out on loan is $907,702 or 3.6% of net assets.
(c)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. At January 31, 2021 the value of these securities amounted to $3,424,970 or 13.6% of net assets.

(d)	Seven-day yield as of January 31, 2021.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the year/period ended January 31, 2021 maximized the use of observable inputs and minimized the use of unobservable inputs.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued using the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market price available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts.

If no quotation is available from either a pricing service, or one or more brokers or if the pricing committee has reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith by the pricing committee, pursuant to procedures established under the general supervision and responsibility of the Fund’s Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of January 31, 2021:

Category
Investments in Securities
Assets
Level 1
Common Stocks
Argentina	$674,582
Australia	821,649
Brazil	508,138
Britain	2,467,670
Canada	438,337
China	6,523,453
Cyprus	484,028
France	202,925
Germany	2,945,037
India	434,198
Ireland	413,266
Israel	431,606
Japan	4,935,318
Netherlands	1,450,253
Singapore	485,864
South Korea	553,884
Sweden	1,005,065
Taiwan	410,838
Money Market Funds	172,208
Investments Purchased with Proceeds from Securities Lending	981,249
Total Level 1	26,339,568
Level 2	-
Total Level 2	-
Level 3	-
Total Level 3	-
Total	$26,339,568

See the Schedules of Investments for further disaggregation of investment categories.

For the period ended January 31, 2021, there were no transfers into or out of Level 3 for the Fund.

Secured Borrowings (unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

As of January 31, 2021, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.